Vessels, net - Consolidated Statement of Financial Position (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	$ 48,242
Balance	43,167
Carrying Amount
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	48,242
Additions	1,500
Impairment loss	(4,615)
Depreciation & Amortization	(1,960)
Balance	43,167
Vessels | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	149,579
Impairment loss	(4,615)
Balance	144,964
Vessels | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	(101,858)
Depreciation & Amortization	(1,104)
Balance	(102,962)
Dry docking | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	7,600
Additions	1,500
Balance	9,100
Dry docking | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	(7,079)
Depreciation & Amortization	(856)
Balance	$ (7,935)